UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 			Northern Trust Global Investments Ltd
Address: 		6 Devonshire Square, London, UK EC2M 4YE
Form 13F File Number: 	28-10549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Robert P. Browne
Title: 		Executive Vice President
Phone: 		(312) 630-6000

Signature, Place, and Date of Signing:

______________________			Chicago, IL		May 05, 2009
[Signature]				[City, State]		[Date]

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting For This Manager:

Form 13F File Number	Name
28-290			Northern Trust Corporation